Employee Benefit Plans - Table Outlining Company's Participation in Pension Plans (Parenthetical) (Detail) - Agreement	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans [Line Items]
Number of collective bargaining agreements	10
Number of significant collective bargaining agreements	4
Southern Nevada Culinary and Bartenders Pension Plan [Member]
Multiemployer Plans [Line Items]
Minimum percentage of total contributions to be listed in Pension Plan's Forms 5500		5.00%	5.00%
Multiemployer plans, funded status	At least 80 percent
Legacy Plan of the National Retirement Fund (NRF) [Member]
Multiemployer Plans [Line Items]
Minimum percentage of total contributions to be listed in Pension Plan's Forms 5500		5.00%
Multiemployer plans, funded status	Less than 65 percent